Result from insurance activities - Summary of result from insurance activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	S/ 94,596	S/ 80,778	S/ 70,761
Change in risk adjustment for non-financial risk	10,481	(119)	2,748
Insurance service expenses and expected claims incurred	425,353	404,889	385,398
Recovery of cash for insurance acquisition	15,405	10,375	3,358
Premiums assigned to the period	222,923	224,713	214,910
Insurance revenue, amounts relating to changes in liability for remaining coverage	768,758	720,636	677,175
Claims incurred expenses and other expenses	(1,027,117)	(1,022,291)	(1,025,274)
Onerous contract losses and loss reversion	(6,872)	12,547	(162,882)
Amortization of insurance acquisition cash flows	(136,433)	(127,009)	(118,287)
Changes to liabilities for incurred claims	472,913	483,179	582,571
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(697,509)	(653,574)	(723,872)
Insurance service results	71,249	67,062	(46,697)
Reinsurance income	(14,273)	(6,889)	(16,417)
Financial result of insurance operations (b)	(595,650)	(573,167)	(503,387)
Result from insurance activities	(538,674)	(512,994)	(566,501)
General Insurance
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	61,800	49,191	43,496
Change in risk adjustment for non-financial risk	3,083	1,476	1,562
Insurance service expenses and expected claims incurred	68,268	69,145	76,567
Recovery of cash for insurance acquisition	4,846	3,489	1,159
Premiums assigned to the period	219,600	220,616	208,446
Insurance revenue, amounts relating to changes in liability for remaining coverage	357,597	343,917	331,230
Claims incurred expenses and other expenses	(84,337)	(108,805)	(118,621)
Onerous contract losses and loss reversion	7,095	38,101	5,872
Amortization of insurance acquisition cash flows	(125,876)	(120,123)	(116,088)
Changes to liabilities for incurred claims	(70,556)	(58,030)	11,757
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(273,674)	(248,857)	(217,080)
Insurance service results	83,923	95,060	114,150
Reinsurance income	0	0	0
Financial result of insurance operations (b)	0	0	0
Result from insurance activities	83,923	95,060	114,150
Pension Contract [Member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	3,970	3,609	1,945
Change in risk adjustment for non-financial risk	7,756	255	(828)
Insurance service expenses and expected claims incurred	282,141	273,396	266,433
Recovery of cash for insurance acquisition	536	273	121
Premiums assigned to the period
Insurance revenue, amounts relating to changes in liability for remaining coverage	294,403	277,533	267,671
Claims incurred expenses and other expenses	(816,857)	(798,733)	(813,703)
Onerous contract losses and loss reversion	(13,779)	(37,190)	(174,608)
Amortization of insurance acquisition cash flows	(536)	(273)	(121)
Changes to liabilities for incurred claims	487,468	477,027	521,781
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(343,704)	(359,169)	(466,651)
Insurance service results	(49,301)	(81,636)	(198,980)
Reinsurance income	0	0	0
Financial result of insurance operations (b)	(562,413)	(542,361)	(522,725)
Result from insurance activities	(611,714)	(623,997)	(721,705)
Life insurance contracts [member]
Disclosure of Effect of Insurance Contracts Recognised [Line Items]
CSM recognized for services rendered	28,826	27,978	25,320
Change in risk adjustment for non-financial risk	(358)	(1,850)	2,014
Insurance service expenses and expected claims incurred	74,944	62,348	42,398
Recovery of cash for insurance acquisition	10,023	6,613	2,078
Premiums assigned to the period	3,323	4,097	6,464
Insurance revenue, amounts relating to changes in liability for remaining coverage	116,758	99,186	78,274
Claims incurred expenses and other expenses	(125,923)	(114,753)	(92,950)
Onerous contract losses and loss reversion	(188)	11,636	5,854
Amortization of insurance acquisition cash flows	(10,021)	(6,613)	(2,078)
Changes to liabilities for incurred claims	56,001	64,182	49,033
Increase decrease through changes to liabilities for incurred claims contracts liability asset	(80,131)	(45,548)	(40,141)
Insurance service results	36,627	53,638	38,133
Reinsurance income	0	0	0
Financial result of insurance operations (b)	(33,237)	(30,806)	19,338
Result from insurance activities	S/ 3,390	S/ 22,832	S/ 57,471